CONSOLIDATED PROFIT AND LOSS ACCOUNT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement
Sales from operations	€ 93,717	€ 132,512	€ 76,575
Other income and revenues	1,099	1,175	1,196
REVENUES AND OTHER INCOME	94,816	133,687	77,771
Purchases, services and other	(73,836)	(102,529)	(55,549)
Net (impairments) reversals of trade and other receivables	(249)	47	(279)
Payroll and related costs	(3,136)	(3,015)	(2,888)
Other operating income (expense)	478	(1,736)	903
Depreciation and amortization	(7,479)	(7,205)	(7,063)
Net (impairments) reversals of tangible, intangible and right-of-use assets	(1,802)	(1,140)	(167)
Write-off of tangible and intangible assets	(535)	(599)	(387)
OPERATING PROFIT (LOSS)	8,257	17,510	12,341
Finance income	7,417	8,450	3,723
Finance expense	(8,113)	(9,333)	(4,216)
Net finance income (expense) from financial assets at fair value through profit or loss	284	(55)	11
Derivative financial instruments	(61)	13	(306)
FINANCE INCOME (EXPENSE)	(473)	(925)	(788)
Share of profit (loss) from equity-accounted investments	1,336	1,841	(1,091)
Other gain (loss) from investments	1,108	3,623	223
INCOME (EXPENSE) FROM INVESTMENTS	2,444	5,464	(868)
PROFIT (LOSS) BEFORE INCOME TAXES	10,228	22,049	10,685
Income taxes	(5,368)	(8,088)	(4,845)
PROFIT (LOSS)	4,860	13,961	5,840
Attributable to Eni	4,771	13,887	5,821
Attributable to non-controlling interest	€ 89	€ 74	€ 19
Earnings per share (€ per share)
Basic	€ 1.41	€ 3.96	€ 1.61
Diluted	€ 1.4	€ 3.95	€ 1.6
Related parties
Statement
Sales from operations	€ 4,322	€ 10,872	€ 3,000
Other income and revenues	156	156	52
Purchases, services and other	(15,885)	(15,327)	(8,644)
Net (impairments) reversals of trade and other receivables	5	(2)	(6)
Payroll and related costs	(8)	(18)	(21)
Other operating income (expense)	17	3,306	735
Finance income	155	160	79
Finance expense	(28)	(164)	€ (46)
Derivative financial instruments	1	2
Other gain (loss) from investments	€ 445	€ 30